SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Subsequent Events [Text Block]
NOTE 11—SUBSEQUENT EVENTS

Business Combination

In October 2017 the Merger Agreement discussed in Note 1 was approved by the respective shareholders of RSI and GPIA, and closing occurred on October 10, 2017. Pursuant to the Merger Agreement, the consummation of the first merger was conditioned upon, among other things there being (i) a minimum of $50.0 million of cash available to GPIA (including the cash in GPIA’s trust account and any cash provided by the Sponsor pursuant to its equity commitment) and (ii) a minimum amount of immediately available cash in the GPIA trust account of not less than $5.0 million after giving effect to the redemption of GPIA public shares. Pursuant to the equity commitment letter entered into between GPIA and the Sponsor dated May 16, 2017 (the “Equity Commitment Letter”), the Sponsor was required (in certain circumstances) to provide backstop equity financing by means of purchasing newly issued GPIA shares based on a per share issue price of $10.00 in an aggregate amount of up to $35.0 million. Upon the effective date, the non-Sponsor available cash after giving effect to the GPIA share redemptions discussed above was $14.3 million. On the effective date, but prior to the closing, the Sponsor purchased in the aggregate 3,600,000 shares of GPIA in a private placement at an issuance price of $10.00 per share for gross proceeds of $36.0 million. Such Sponsor purchases resulted in available cash required for consummation of the mergers of $50.3 million. The following table presents a reconciliation of GPIA’s available cash as of September 30, 2017 along with the impact of share redemptions, and the payment of permitted liabilities to arrive at the net available cash of $42.4 million that will be accounted for as a capital infusion in October 2017 (dollars in thousands, except per share amounts):

GPIA available cash as of September 30, 2017:
Cash and cash equivalents	$2
Cash and marketable securities held in Trust account	158,209
Total available cash as of September 30, 2017	158,211
Change in available cash after September 30, 2017	8
Less redemption of 14,286,064 GPIA shares prior to closing	(143,904)
Available cash before GPIA Sponsor capital infusion	14,315
GPIA Sponsor purchase of 3,600,000 ordinary shares at $10.00 per share	36,000
Total available cash from GPIA	50,315
Less permitted cash payments of GPIA liabilities:
Deferred underwriting fees, net of amount settled in Company Shares	(4,550)
Unpaid transaction costs related to the merger	(3,351)

Net capital infusion from GPIA	$42,414

The net capital infusion from GPIA of $42.4 million was used to (i) pay down $5.0 million of mandatory trigger event exit fees due to the Origination Agent as required by the Sixth Amendment to the Credit Facility as discussed below, (ii) pay transaction costs incurred by RSI of approximately $11.5 million, and (iii) the remainder of approximately $25.9 million was deposited to a restricted cash control account under the Credit Facility. Total costs incurred by RSI related to the capital infusion amounted to approximately $11.5 million (including approximately $4.0 million classified as deferred offering costs on the accompanying unaudited condensed consolidated balance sheet as of September 30, 2017) and will be charged to additional paid-in capital in October 2017, since the capital infusion was successful.

Upon consummation of the Merger Agreement, financial advisors of GPIA and RSI were entitled to the payment of certain commissions and fees. In connection with the consummation of the Merger Agreement, the financial advisors received a portion of their respective commissions and fees in the form of Company Shares (based upon a value of $10.00 per Company Share). As a result, an aggregate of 388,437 Company Shares were issued on October 10, 2017.

Related Party Loan Payable

Upon consummation of the Merger Agreement, an outstanding loan payable incurred by GPIA that is payable to the Sponsor for approximately $3.0 million was not repaid, and will remain as a continuing obligation of the Company. The loan is non-interest bearing and will become due and payable when the outstanding principal balance under the Credit Facility discussed in Note 5, is less than $95.0 million.

Modification of Origination Agent Warrants

Upon consummation of the Merger Agreement, RSI’s outstanding warrants discussed in Note 6 that are held by the Origination Agent, were modified to eliminate the cash redemption feature. As discussed in Note 6, this change will result in the reclassification of the redeemable warrant liability to additional paid-in capital in October 2017.

Stock Transfer Restrictions

As required by the Merger Agreement, certain stockholders of RSI and GPIA have agreed to restrictions regarding the future transfer of an aggregate of approximately 45.1 million Company Shares. Such shares may not be transferred or otherwise disposed of for a period of twelve months through October 10, 2018, subject to certain exceptions.

Sixth Amendment to Credit Facility

On October 3, 2017, the Company entered into the Sixth Amendment to the Credit Facility. The Sixth Amendment became effective and was contingent upon the consummation of the business combination with GPIA that closed on October 10, 2017. Pursuant to the Sixth Amendment, upon consummation of the business combination the Company was required to prepay $5.0 million of mandatory trigger event consulting exit fees due to the Origination Agent. In addition, $50.0 million of the remaining mandatory trigger event exit fees under the Credit Facility were converted into principal under the Credit Facility. As a result, the existing mandatory trigger event exit fees were reduced by $55.0 million and the principal balance outstanding under the Credit Facility increased by $50.0 million. The $50.0 million of additional principal incurred by the transfer of mandatory trigger event exit fees is not subject to future make-whole interest penalties in the event of prepayment or repayment. In addition, the conditions set forth in the lender consents executed as of May 16, 2017 that required at the closing of the business combination a payment of at least $35.0 million be made to the Lenders under the Credit Facility, was deemed to be satisfied upon the effectiveness of the Sixth Amendment.

Upon the effectiveness of the Sixth Amendment, the Company had a total of $137.5 million outstanding under the Credit Facility consisting of (i) outstanding term loans in the aggregate principal amount of $125.0 million, (ii) mandatory trigger event exit fees of $6.0 million, (iii) mandatory consulting fees of $4.0 million, and (iv) payments to the Lenders pursuant to the Fifth Amendment to the Credit Facility of an amendment fee of $1.25 million and an equity raise delay fee of $1.25 million.

Upon the effectiveness of the Sixth Amendment, the $50.0 million of mandatory trigger event exit fees that converted into term debt bears interest at 12.0% per annum payable in cash and 3.0% per annum payable in kind (“PIK”), and is subject to collateral monitoring fees at 2.5% per annum. In addition, certain of the mandatory trigger event exit fees will be adjusted up or down based on annualized net revenue for the most recently completed calendar quarter. Prior to the Sixth Amendment, these mandatory trigger event exit fees were required to be adjusted through the termination date of the Credit Facility. However, pursuant to the Sixth Amendment, these adjustments will cease when the principal balance under the Credit Facility is less than $52.0 million.

In connection with the entry into the Sixth Amendment, various financial covenants were adjusted such that management of the Company believes that future compliance will be maintained. The Company agreed to pay an amendment fee in connection with the Sixth Amendment of $3.75 million, which is due and payable in July 2019, but will be waived under certain conditions as discussed below.

The Sixth Amendment is expected to improve the liquidity and capital resources of the Company in the following ways:

•
The previous requirement to utilize $35.0 million of the proceeds from the Merger Agreement to make an estimated principal payment of $27.1 million and a make-whole interest payment of $7.9 million was eliminated.

•
Principal payments of $6.75 million that would have been payable during the fourth quarter of 2017 were eliminated during that time period and will be due at maturity. For the six months ending June 30, 2018, principal payments are reduced from $2.25 million per month to $1.0 million per month. Beginning in July 2018 and continuing through maturity of the Credit Facility, principal payments are reduced from $2.5 million per month to $1.25 million per month. The Company may elect to prepay $4.25 million of the principal payments eliminated for the fourth quarter of 2017 by March 31, 2018, without incurring a make-whole interest payment on such prepayment.

•
The Sixth Amendment caps aggregate cash payments for transaction costs and deferred underwriting fees related to the Merger Agreement at $20.0 million. As discussed above, the actual cash payments were $19.4 million, consisting of $7.9 million related to GPIA and $11.5 million related to RSI.

•
The requirement to make mandatory payments related to the calculation of Excess Cash Flow was reduced from 75% to 50%, and the measurement period was changed from quarterly to an annual measurement period beginning for the year ending December 31, 2019 (payable in cash beginning in April 2020).

•	The requirement to make mandatory principal payment sweeps upon receipt of customer prepayments for periods extending beyond 12 months was eliminated.

•
The due date for the amendment fee and the equity raise delay fee incurred in connection with the Fifth Amendment to the Credit Facility is the earlier of (i) April 16, 2019 and (ii) such time that the Company raises at least $100.0 million of equity financing including the gross proceeds from the business combination.

•
Upon consummation of the business combination on October 10, 2017, the Lenders permanently waived the requirement to pay equity raise delay fees of $1.25 million for October 2017 and for each month thereafter.

•
The unfunded portion of the Credit Facility for $17.5 million remains available and may be borrowed through the maturity date with the consent of the Origination Agent, with $5.0 million of the $17.5 million that may be drawn through February 2018 (i) without written consent of the Origination Agent, and (ii) subject to a lower minimum liquidity threshold.

The Sixth Amendment also provides for improvements in financial covenants and the elimination of certain covenants and changes in fees if RMNI completes certain equity financings, including the business combination, and if the following events occur by April 10, 2018:

•
If RMNI completes one or more additional equity financings such that the aggregate gross proceeds of the business combination and such equity financings result in the principal balance of the term loans under the Credit Facility to be less than $95.0 million, and if RMNI has received at least $42.5 million in cash from net proceeds from the business combination and subsequent equity financings, then the Lenders have agreed to make certain additional concessions in the terms of the Credit Facility, including the elimination of (i) accrual of PIK interest on all of the term loans under the Credit Facility, (ii) the requirement to pay the $3.75 million amendment fee for the Sixth Amendment, and (iii) the marketing return ratio, churn rate and minimum gross margin financial covenants.

•
If the aggregate outstanding principal balance of the term loans under the Credit Facility is less than $95.0 million, but RMNI has not received at least $42.5 million in net cash proceeds from the business combination and subsequent equity financings, then the Lenders have agreed to eliminate the marketing return ratio, churn rate and minimum gross margin financial covenants, but PIK interest on the term loans will continue to accrue at the existing 3.0% rate, and RMNI will be required to pay the $3.75 million amendment fee on the earlier to occur of (i) July 2, 2019 and (ii) the closing of aggregate equity financings of at least $100.0 million, including the proceeds from the business combination, if such equity financings occur prior to July 2, 2019.

•
If the aggregate outstanding principal balance of the term loans under the Credit Facility is greater than or equal to $95.0 million, then RMNI will be required to (i) pay the Sixth Amendment fee equal to $3.75 million which will be due and payable on the earlier to occur of July 2, 2019 and the closing of aggregate equity financings of at least $100.0 million, including the proceeds from the business combination, if such equity financings occur prior to July 2, 2019, (ii), PIK interest on the term loans will continue to accrue at the existing 3.0% per annum rate and (iii) the marketing return ratio, churn rate and minimum gross margin financial covenants will not be eliminated until the term loans under the Credit Facility are less than $95.0 million.

Proceeds from the Merger Agreement and subsequent equity financings will be applied as follows to the Lenders and the Origination Agent under the Credit Facility:

•	equity proceeds from the first $50.0 million of gross proceeds from the Merger Agreement are required to pay down $5.0 million of mandatory trigger event exit fees due to the Origination Agent; and

•	net cash proceeds in excess of the $50.0 million minimum required for the closing of the business combination are applied as follows:

•	the first $42.5 million of net cash proceeds may be retained by RMNI or utilized to pay down the term loans;

•	additional net cash proceeds are required to pay down the term loan to $95.0 million;

•	RMNI may then retain the next $17.5 million of such net cash proceeds on its balance sheet or utilize it to pay down the term loans; and

•	50% of any additional net cash proceeds shall be used to pay down term loans and the remaining 50% of such net cash proceeds to be retained on the balance sheet.

When the Company amends its debt agreements, an evaluation is performed to determine if the amendment should be accounted for as a modification or an extinguishment. The Company has not yet completed its evaluation to determine the accounting treatment for the Sixth Amendment.

NOTE 12-SUBSEQUENT EVENTS

Settlement Agreement

In March 2017, the Company entered into a Settlement Agreement, Release and Policy Buyback Agreement (“Settlement Agreement”) with an insurance company that previously provided coverage for the defense costs related to the Rimini II litigation discussed in Note 9. The Settlement Agreement provided for aggregate payments to the Company of $24.0 million and resulted in the termination of coverage under the insurance policies. During 2016 and 2017, the insurance company reimbursed $4.7 million of defense costs, and pursuant to the settlement agreed to make an additional payment to the Company of $19.3 million that was received in April 2017. After payment of $0.6 million of settlement expenses, the remaining $18.7 million was used to make a mandatory $14.1 million principal payment and a $4.6 million make-whole interest payment due to the Lenders pursuant to the terms of the Credit Facility discussed in Note 5.

The Settlement Agreement provides that the Company received proceeds of $19.3 million in advance of incurring legal defense costs related to Rimini II. The Settlement Agreement is expected to be accounted for by recognizing a receivable and deferred liability for the proceeds of $19.3 million at the date the Settlement Agreement was executed. This deferred liability will be reduced as legal expenses are incurred in the future.

Amendments to the Credit Facility

In May 2017, the Company and the Lenders entered into the Third Amendment to the Credit Facility discussed in Note 5, which includes the following provisions:

•
The deadlines to deliver audited financial statements and to consummate equity issuances resulting in net proceeds of at least $35.0 million were both extended until August 31, 2017. Fifty percent of the net cash proceeds received are required to be applied as a mandatory prepayment as defined in the Credit Facility. Assuming the minimum net proceeds of $35.0 million, a principal payment of $13.7 million and a make-whole interest payment of $3.8 million would be required. The make-whole interest payment will be charged to interest expense in the period of the related principal payment.

•
The Company agreed to make a principal payment of $6.5 million, including satisfying the 75% of Excess Cash Flow payment of $4.0 million for the first quarter of 2017 and an additional principal payment of $2.5 million. These amounts were paid in May 2017.

•	Contractual principal amortization payments for April and May 2017 were increased by an aggregate of $2.5 million, with one-half paid in May 2017 and the other one-half paid in June 2017.

•
The Lenders amended the terms of the Credit Facility which eliminated non-compliance with certain budgetary covenants prior to the effective date of the Third Amendment, and Certain budgetary compliance covenants were amended to be generally less restrictive after the effective date of the Third Amendment. Additionally, the Lenders did not charge Default Interest during the period that the events of default existed.

In May 2017, the Company and the Lenders entered into a Fourth Amendment to the Credit Facility, whereby the covenants related to costs that may be incurred for an initial public offering were revised. In June 2017, the Company and the Lenders entered into a fifth amendment (the “Fifth Amendment”) to the Credit Facility whereby the deadline was extended from August 31, 2017 until November 30, 2018 to consummate equity issuances for a minimum of $35.0 million, as discussed above. Additionally, certain financial covenants were revised. In connection with the Fifth Amendment, the Company incurred an amendment fee equal to 1.0% of the $125.0 million commitment under the Credit Facility, and agreed to pay certain “target date” fees if (i) the filing date for the Form S-4 registration statement discussed below occurs after June 30, 2017, and (ii) the consummation of the merger discussed below occurs after August 31, 2017. If these target dates are not achieved, additional fees of 1.0% of the $125.0 million commitment will be required as of the designated target date and will continue to be incurred for each subsequent calendar month that the delays continue. The amendment fee is payable in cash upon the earlier of receipt of the equity issuance proceeds discussed above or March 31, 2018. The target date fees are payable in cash upon the earlier of (i) receipt of the equity issuance proceeds discussed above, (ii) the maturity date, and (iii) the termination date of the Credit Facility.

Merger Agreement

On May 16, 2017, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with GP Investments Acquisition Corp. (“GPIA”), a publicly-held special purpose acquisition company (“SPAC”) incorporated in the Cayman Islands and formed for the purpose of effecting a business combination with one or more businesses. The Merger Agreement provides that a wholly owned subsidiary of GPIA will merge with and into the Company, after which the Company will merge with and into GPIA, with GPIA as the surviving corporation of the merger. In connection with the merger, GPIA will domesticate as a Delaware corporation, and will change its name to “Rimini Street, Inc.”. Key terms of the Merger Agreement include, but are not limited to, the following:

•
The aggregate purchase price for the Company is $775.0 million, which amount will be reduced by, among other things, the aggregate amount of certain debt obligations of the Company as set forth in the Merger Agreement. The Merger Consideration is expected to be settled by issuing shares of GPIA common stock based on a per share issue price of $10.00 per share and an exchange ratio of approximately four shares of the Company’s Capital Stock on an as converted basis for each share of GPIA (the “Exchange Ratio”).

•
In order to obtain the Lender’s consent to the Merger Agreement, a minimum of $30.0 million of net proceeds from GPIA, along with $5.0 million of the Company’s cash is required to be utilized to pay down the Credit Facility at the closing of the transaction. The required payment will consist of principal of approximately $27.7 million and a required make-whole interest payment for approximately $7.3 million.

•
Each issued and outstanding share of the Company’s Class A and Class B Common Stock, and each issued and outstanding share of each series of Preferred Stock on an as-converted basis (collectively, “Capital Stock”), will automatically be cancelled and converted into the right to receive the applicable portion of the Merger Consideration in accordance with the Merger Agreement.

•
Outstanding options to purchase shares of the Company’s Capital Stock granted under the Company’s 2007 Plan and 2013 Plan will be converted into stock options for ordinary shares of GPIA upon the same terms and conditions as are in effect with respect to such options immediately prior to the merger, after giving effect to the Exchange Ratio.

•
Subject to consummation of the Merger Agreement, the Origination Agent warrants discussed in Notes 5 and 7 were modified to provide for the issuance of an additional 260,000 warrants exercisable at $1.35 per share, resulting in an aggregate of 14.4 million warrants exercisable by the Origination Agent. The Origination Agent agreed that upon consummation of the Merger Agreement such warrants will be converted into warrants for shares of GPIA, with the number of shares and exercise price adjusted for the Exchange Ratio. Additionally, further adjustments pursuant to the anti-dilution provisions discussed in Note 5 and the cash redemption feature discussed in Note 7 will be eliminated.

•
The Merger Agreement is subject to effectiveness of a registration statement on Form S-4 registering the shares of common stock to be issued to the Company’s stockholders, whereby approvals by the shareholders of the Company and GPIA are required. As discussed above, GPIA’s shareholders have the opportunity to redeem their ordinary shares for cash, and the Company’s stockholders have the right to demand appraisal rights.

•
Certain of the Company’s stockholders have entered into transaction support and voting agreements with GPIA, pursuant to which, among other things, such stockholders have agreed to vote their shares of Capital Stock in favor of adoption of the Merger Agreement. Additionally, certain of the Company’s stockholders have agreed to certain restrictions regarding the future transfer of the ordinary shares of GPIA to be received in connection with the Merger Agreement.

•
If the Merger Agreement is approved, the Company will have the right to appoint seven of the nine members of the Board of Directors, and the current shareholders of the Company are expected to own at least 75% of the outstanding shares of GPIA. Accordingly, the Company expects this merger will be accounted for as a reverse recapitalization, whereby the Company will be the acquirer for accounting and financial reporting purposes and GPIA will be the legal acquirer. Under a reverse recapitalization, the shares of GPIA remaining after redemptions, and the unrestricted net cash and cash equivalents on the date the merger is consummated will be accounted for as a capital infusion received by the Company. All of the transaction costs incurred by the Company related to the merger will be charged to additional paid-in capital upon consummation of the merger.

In certain circumstances, including if the Merger Agreement has not been consummated by August 31, 2017 (subject to extension until November 17, 2017), either party may elect to terminate the Merger Agreement.

Stock Options

On June 29, 2017, the Company granted stock options for approximately 6.6 million shares of Class A Common Stock with an exercise price of $1.80 per share to employees and members of the Company’s Board of Directors under the 2013 Equity Incentive Plan.

GP Investments Acquisition Corp [Member]
Subsequent Event [Line Items]
Subsequent Events [Text Block]
NOTE 9. SUBSEQUENT EVENTS

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the financial statements were issued for potential recognition or disclosure.

Administrative Services Arrangement

In connection with the Rimini Merger, on October 10, 2017, the Company terminated the administrative services agreement that required payments of $10,000 per month.

Rimini Merger

On October 6, 2017, the Company held an extraordinary meeting of shareholders (the “Special Meeting”) where the Rimini Merger was approved by the Company’s shareholders. In connection with the closing on October 10, 2017, the Company redeemed a total of 14,286,064 shares of GPIA, resulting in total cash payments from the Company’s Trust Account to redeeming shareholders of $143,904,266.

At the Special Meeting, the Company’s shareholders also approved the following:

•
changing in the Company’s jurisdiction of incorporation by deregistering as an exempted company in the Cayman Islands and continuing and domesticating as a corporation under the laws of the State of Delaware;

•
increasing the number of authorized shares of the Company’s common stock from 400,000,000 shares to 1,000,000,000 shares of common stock and to increase the number of authorized shares of preferred stock from 20,000,000 shares to 100,000,000 shares;

•
authorizing all changes in connection with the replacement of the Company’s Memorandum and Articles of Association with a new Certificate of Incorporation and bylaws of the Company as part of the domestication; and

•
the issuance of the Company’s common stock to (a) the existing stockholders of Rimini Street in connection with the Rimini Merger and (b) the Sponsor for shares purchased in connection with the consummation of the first merger.

On October 10, 2017, the Company announced that it had consummated the transactions contemplated by the Rimini Merger Agreement. Pursuant to the Rimini Merger Agreement, Let’s Go was merged into Rimini Street, with Rimini Street surviving the merger, and in the second merger as part of the same overall transaction, Rimini Street was subsequently merged into the Company. On the effective date of the domestication, each issued and outstanding ordinary share, par value $0.0001 per share, of the Company prior to the domestication converted automatically, on a one-for-one basis, into shares of common stock, par value $0.0001 per share (the “Company Shares”). Upon consummation of the Rimini Merger, the Company changed its name to “Rimini Street, Inc.” On October 11, 2017, the Company commenced trading of its common stock, warrants and units under the symbols “RMNI,” “RMNIW” and “RMNIU,” respectively.

The merger consideration consisted of (i) 48,868,647 newly issued Company Shares in exchange for the outstanding shares of capital stock of Rimini Street, (ii) the conversion of outstanding options for the purchase of shares of common stock of Rimini Street into an aggregate of approximately 13,260,000 newly issued options exercisable at a weighted average price of $2.76 per share for the purchase of Company Shares, and (iii) the conversion of certain outstanding warrants for the purchase of shares of common stock of Rimini Street into an aggregate of  3,440,424 newly issued warrants for the purchase of Company Shares, exercisable at a price of $5.64 per share.

Pursuant to the Rimini Merger Agreement, the consummation of the first merger was conditioned upon, among other things, (i) there being a minimum of $50,000,000 of cash available to GPIA (including the cash in GPIA’s trust account and any cash provided by the Sponsor pursuant to its equity commitment) and (ii) there being a minimum amount of immediately available cash in the trust account of not less than $5,000,001 after giving effect to the redemption of GPIA public shares that holders of GPIA public shares validly elected to redeem in connection with the business combination. Pursuant to the equity commitment letter entered into between GPIA and the Sponsor dated May 16, 2017 (the “Equity Commitment Letter”), the Sponsor would (in certain circumstances) provide backstop equity financing by means of purchasing newly issued GPIA shares based on a per share issue price of $10.00 in an aggregate amount of up to $35,000,000. Upon the effective date, the non-Sponsor available cash after giving effect to the GPIA ordinary share redemptions discussed above was less than $15,000,000. On the effective date, but prior to the closing, the Sponsor purchased in the aggregate 3,600,000 shares of GPIA in a private placement at an issuance price of $10.00 per share for gross proceeds of $36,000,000. Such Sponsor purchases resulted in the available cash required for consummation of the mergers exceeding $15,000,000, and the total amount purchased exceeded the Sponsor’s maximum equity commitment of $35,000,000, and was in satisfaction of any obligations, under the Equity Commitment Letter.

Upon consummation of the Rimini Merger, the Company’s underwriters (“Citigroup”) and Cowen and Company, LLC (“Cowen”) were entitled to the payment of certain commissions and fees. In connection with the consummation of the Rimini Merger, each of Citigroup and Cowen received a portion of their respective commissions and fees in the form of shares of the Company’s common stock (based upon $10.00 per share of common stock). As a result, the Company issued an aggregate of 388,437 shares of its common stock to Citigroup and Cowen on October 10, 2017.

There will be no accounting effect or change in the carrying amount of the consolidated assets and liabilities of the Company as a result of the domestication. The mergers will be accounted for as a reverse recapitalization in accordance with GAAP. Accordingly, GPIA is the legal acquirer and Rimini Street is the accounting acquirer and predecessor, whereby Rimini Street’s historical financial statements will reflect the financial position, results of operations and cash flows of the Company, and the net cash proceeds obtained from GPIA in the mergers will be reflected as a capital infusion. The historical capitalization of Rimini Street immediately before the mergers will be adjusted based on the exchange ratio of 0.239412772 Company Shares for every one share of Rimini Street capital stock.

The table below summarizes the transition from GPIA’s ordinary shares converted to Company Shares as a result of the domestication, along with activity that occurred in connection with the consummation of the mergers, as of the closing date, October 10, 2017:

	GPIA Ordinary		Closing Activity						Company
	Shares		Public		Common Stock Purchases				Shares
	Converted in		Share		Sponsor Equity		Other		Before
	Domestication		Redemptions		Commitment		Investments		Mergers
Public shares:
Shareholders	15,697,276	(1)	(14,286,064)	(2)	—		—		1,411,212
Non-public shares:
GPIC, Ltd. (the “Sponsor”)	4,252,500	(1)	—		3,600,000	(3)	—		7,852,500
GPIA independent directors	60,000	(1)	—		—		—		60,000
Citigroup and Cowen	—		—		—		388,437	(4)	388,437

Total	20,009,776		(14,286,064)		3,600,000		388,437		9,712,149

(1)	Represents the number of GPIA’s issued and outstanding ordinary shares that were converted to Company Shares upon completion of the domestication.
(2)
In connection with the transactions, the holders of GPIA’s public shares were permitted to elect to redeem their public shares for cash. Accordingly, holders of 14,286,064 shares elected redemption at a price of approximately $10.07 per share, resulting in aggregate redemption payments of approximately $143,904,000.

(3)
On the effective date, but prior to the closing, the Sponsor purchased in the aggregate 3,600,000 ordinary shares of GPIA in a private placement at an issuance price of $10.00 per share for gross proceeds of $36,000,000.

(4)	Aggregate number of Company Shares issued to Citigroup and Cowen.

The table below summarizes the number of Company Shares issued after consummation of the mergers consisting of (i) the number of shares of Rimini Street capital stock outstanding immediately before the mergers along with the impact of the exchange ratio  (the “exchange ratio”) that resulted in the issuance of 0.239412772 Company Shares for every one share of Rimini Street capital stock, and (ii) the number of Company Shares outstanding after the domestication but before consummation of the mergers, as of the closing date, October 10, 2017:

		RSI Capital Stock				Conversion to
Type	Series/Class	Outstanding Pre- Merger		Exercise of Warrant		RMNI Company Shares
Preferred	A	5,499,900	(1)	—
Preferred	B	38,545,560	(1)	—
Preferred	C	56,441,036	(1)	—
Common	A	529,329	(1)	177,751	(2)
Common	B	102,925,500	(1)	—
Total		203,941,325		177,751		48,868,647	(3)(4)
Company Shares immediately after Delaware domestication						9,712,149	(5)
Total Company Shares outstanding upon consummation of mergers						58,580,796

(1)	Represents the number of shares of Rimini Street capital stock issued and outstanding immediately prior to consummation of the mergers.
(2)
In connection with the mergers, Adams Street Partners and its affiliates agreed to exercise on a cashless basis their warrants for 344,828 shares of Rimini Street’s Class A common stock at an exercise price of $1.16 per share immediately prior to consummation of the mergers. This cashless exercise resulted in the issuance of 177,751 shares of Rimini Street’s Class A common stock.

(3)	Conversion to Company Shares is based on the exchange ratio that resulted in the issuance of 0.239412772 Company Shares for every one share of Rimini Street capital stock.
(4)	The total number of Company Shares issued was net of fractional shares (in an amount equal to 67 Company Shares in the aggregate) resulting from the application of the exchange ratio.
(5)	Based on the number of Company Shares outstanding after domestication as a Delaware Corporation but immediately prior to consummation of the mergers.

Upon consummation of the mergers, the former stockholders of Rimini Street owned approximately 84% of the issued and outstanding Company Shares. This percentage excludes the impact of outstanding stock options and warrants.

Loan Agreement

On October 6, 2017, the Company’s promissory note was cancelled and replaced with the Loan Agreement pursuant to which the outstanding loan amount of $2,980,631 is non-interest bearing and will become due and payable on the date upon which the outstanding principal amount of all Term Loans under the Rimini Credit Facility is equal to or less than $95,000,000.

Deferred Underwriting Fee

In connection with the Rimini Merger, the $6,037,500 deferred fee owed to the underwriters for their services was settled for cash in the amount of $4,429,306 and the balance was settled with newly issued shares of the Company’s common stock.

Contingent Transaction Fees

On October 10, 2017, in connection with the closing of the Rimini Merger, transaction costs incurred by the Sponsor of approximately $3,100,000 became an obligation of the Company and were paid from available cash. Such transaction costs are not reflected as an expense in the accompanying statements of operations and will be accounted for as a reduction in the net capital infusion in connection with the reverse recapitalization of Rimini Street as discussed below. Additionally, the Sponsor relieved the Company of its obligations to pay contingent fees related to the proposed merger with WKI discussed in Note 1 in the amount of approximately $3,993,000. Accordingly, all contingent fees related to the proposed merger with WKI that had been previously incurred are no longer due and payable.

NOTE 9. SUBSEQUENT EVENTS

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the financial statements were issued for potential recognition or disclosure. Other than as described in Note 5, the Company did not identify subsequent events that would have required adjustment to or disclosure in the financial statements.